Capitalization and Management Incentive Units	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Capitalization and Management Incentive Units.
Capitalization and Management Incentive Units

Note 11: Capitalization and Management Incentive Units

P3’s capital structure consists of Class A Units, which represent commitments from the Company’s private equity sponsors, Class B Units, which represent founders’ common equity, Class C Units, which represent Management Incentive Units, and Class D Units, which represents an additional investment from a private equity sponsor.

Class A Units

At December 31, 2019, the Company has received total funding commitments from its Class A Unit holders totaling $43.0 million. Class A Units have voting rights and, whether, or not declared or approved by the Board, the holders of Class A Units accrue a preferred return in the amount of 8.0%, per annum (beginning on November 19, 2019). At September 30, 2021 and December 31, 2020, there were 43,000,000 Class A Units authorized and outstanding.

Class B Units

Class B Units are those, which have been issued to the Company’s Founders. Class B Units are subdivided among three tranches: Subclass B-1; Subclass B-2; and Subclass B-3. Each Subclass is described below:

●	Subclass B-1 (10,000,000 Units): Subclass B-1 Units are entirely service based (Time-based). 20% of Subclass B-1 Units vest each year beginning on April 20, 2018 and annually thereafter until April 20, 2022. Subclass B-1 Units very closely resemble Class C Time-based Profits Interest(s) Units.
●	Subclass B-2 (4,054,054): Subclass B-2 Units are entirely Performance-based. 100% of Subclass B-2 Units vest immediately prior to and conditioned upon the occurrence of a Sale of the Company in which the Company’s EBITDA as of the date of such Sale of the Company is at least $20 million or net proceeds distributable among the Members from such Sale of the Company are at least $200 million.
●	Subclass B-3 (5,647,438): Subclass B-3 Units are entirely performance-based. 100% of Subclass B-3 Units shall vest immediately prior to and conditioned upon the occurrence of a Sale of the Company in which the Company’s EBITDA as of the date of such Sale of the Company is at least $30 million or net proceeds distributable among the members from such Sale of the company are at least $300 million.

At September 30, 2021 and December 31, 2020, there were 19,701,492 Class B Units (all Subclasses) authorized and issued.

Of this 19,701,492, there were 8,000,000 and 6,000,000 Subclass B-1 Units vested as of September 30, 2021 and December 31, 2020, respectively. Only vested units are presented in the Condensed Consolidated Statements of Changes in Members’ Deficit. As of September 30, 2021, 2,000,000 Subclass B-1 Units remain unvested. Pursuant to the performance hurdles for Subclass B-2 Units and Subclass B-3 Units, for which both Subclasses are conditioned on a “Sale of the Company,” none of these issued units have vested (to date).

Class C Units (6,845,297 Authorized)

P3 has a Management Incentive Plan (the “Plan”), which provides for the grant of service-based and performance-based Class C Units to board managers and key employees. Subject to adjustment, a maximum aggregate of 6,845,297 Class C Units have been authorized for issuance under the Plan. Class C Units are governed by the terms of the Plan, the terms of the award agreement documenting the grant and the Limited Liability Company agreement of Holdings (the “LLC Agreement”). Class C Units are intended to qualify as “Profits Interests” for Federal income tax purposes.

Service-based Class C Units generally vest, except as otherwise approved by P3’s Board, over a period of four to five years, with ratable vesting each year following twelve months of continued employment or service with the balance vesting in equal annual installments over the remaining and required service period, provided the grantee continues to be employed by, or provide service to, P3 and be employed on the applicable vesting anniversary date.

Performance-based Class C Units vest upon the Company’s attainment of certain Board-established milestones (thresholds). Board-established milestones are grant specific and set on the date of each Class C Unit grant.

P3’s Board may accelerate the vesting of any Class C incentive units granted under the Plan at such times and upon such terms and conditions as may be deemed advisable, for which any determination can be made on a grant-specific basis. At September 30, 2021 and December 31, 2020, the number of Class C Units issued were 5,485,833 (of which, 1,925,833 were vested) and 5,420,833 (of which 1,302,083 were vested), respectively, and only the vested units are presented in the Condensed Consolidated Statements of Changes in Members’ Deficit (See also Note 11 “Share Based Compensation”).

Class D Units Subject to Possible Redemption

On November 14, 2019, P3 received $50.0 million in funding from Hudson Vegas Investment, SPV, LLC, an investment vehicle of The Straus Group (“Straus”) per the unit purchase agreement executed between the parties. P3 issued Straus 16,130,034 of Class D Units. Class D Units have voting rights and, accrue a preferred return in the amount of 8.0%, per annum. This funding was and is intended to support ongoing operations for the Company. Of the $50.0 million received from Straus, the Company utilized $16,752,354 to settle outstanding bridge loans and $2,958,446 to settle transaction closing costs related to Class D Units. These transaction closing costs were netted against the $50.0 million in proceeds raised.

There are 16,130,034 Class D Units authorized and outstanding at September 30, 2021 and December 31, 2020.

Class D units contain a provision whereby at any time after November 4, 2024, the holders of Class D Units could exercise a right that would require the Company to redeem their outstanding units for cash, if certain conditions related to a sale of the Company are not met. Upon exercise of this right, the Company would be required to redeem all the then outstanding Class D units at a price equal to the amount of proceeds that otherwise would have been received in a sale transaction. In accordance ASC 480-10-S99, Distinguishing Liabilities from Equity (“ASC 480”), redemption provisions not solely within the control of the Company require the associated equity instruments to be classified outside of permanent equity. As such, the Class D units have been presented outside of permanent equity. The Company has concluded it is not probable that the conditional redemption feature will be exercised, as significant uncertainties exist that indicate the redemption will not occur, which include the merger transaction discussed in Note 18; therefore, Class D shares are recorded at initial fair value, plus accrued preferred returns.

Distributions to the Company’s unitholders are made according to the following priority:

●	First, to Class D Unitholders in proportion to their unreturned contribution amounts and until each Class D Member’s unreturned contribution amount is reduced to zero.
●	Second, to Class A Unitholders in proportion to their unreturned contribution amount and until each Class A Member’s unreturned contribution amount is reduced to zero.
●	Third, to Class A and Class D Unitholders in proportion to their respective unpaid preferred return balances have been reduced to zero; and
●	Thereafter, any remaining amounts to holders of all vested units, in proportion to their number of vested units.

Note 12: Capitalization and Management Incentive Units

P3’s capital structure consists of Class A Units, which represent commitments from the Company’s private equity sponsors, Class B Units, which represent founders common equity, Class C Units, which represent Management Incentive Units, and Class D Units, which represents an additional investment from a private equity sponsor.

Class A Units

At December 31, 2019, the Company has received total funding commitments from its Class A Unit holders totaling $43.0 million. Class A Units have voting rights and, whether, or not declared or approved by the Board, the holders of Class A Units accrue a preferred return in the amount of 8.0%, per annum (beginning on November 19, 2019). At December 31, 2018, there were 43,051,262 Class A Units authorized and outstanding. At December 31, 2019 and 2020, there were 43,000,000 Class A Units authorized and outstanding.

Class B Units

Class B Units are those, which have been issued to the Company’s Founders. At December 31, 2018, 2019 and 2020, there were 19,701,492 Class B Units authorized and outstanding. Class B Units are subdivided among three tranches: Subclass B-1; Subclass B-2; and Subclass B-3. Each Subclass is described below:

●	Subclass B-1 (10,000,000 Units): Subclass B-1 Units are entirely service based (Time-based). 20% of Subclass B-1 Units vest each year beginning on April 20, 2018 and annually thereafter until April 20, 2022. Subclass B-1 Units very closely resemble Class C Time-based Profits Interest(s) Units.
●	Subclass B-2 (4,054,054): Subclass B-2 Units are entirely Performance-based. 100% of Subclass B-2 Units vest immediately prior to and conditioned upon the occurrence of a Sale of the Company in which the Company’s EBITDA as of the date of such Sale of the Company is at least $20 million or net proceeds distributable among the Members from such Sale of the Company are at least $200 million.
●	Subclass B-3 (5,647,438): Subclass B-3 Units are entirely performance-based. 100% of Subclass B-3 Units shall vest immediately prior to and conditioned upon the occurrence of a Sale of the Company in which the Company’s EBITDA as of the date of such Sale of the Company is at least $30 million or net proceeds distributable among the members from such Sale of the company are at least $300 million.

Of this 19,701,492, there were 2,000,000, 4,000,000 and 6,000,000 Subclass B-1 Units vested as of December 31, 2018, 2019 and 2020, respectively. Only vested units are presented in the Consolidated Statements of Changes in Members’ Deficit. As of December 31, 2020, 4,000,000 Subclass B-1 Units remain unvested. Pursuant to the performance hurdles for Subclass B-2 Units and Subclass B-3 Units, for which both Subclasses are conditioned on a “Sale of the Company,” none of these issued units have vested (to date).

Class C Units (6,845,297 Authorized)

P3 has a Management Incentive Plan (the “Plan”), which provides for the grant of service-based and performance-based Class C Units to board managers and key employees. Subject to adjustment, a maximum aggregate of 6,845,297 Class C Units have been authorized for issuance under the Plan. Class C Units are governed by the terms of the Plan, the terms of the award agreement documenting the grant and the Limited Liability Company agreement of Holdings (the “LLC Agreement”). Class C Units are intended to qualify as “Profits Interests” for Federal income tax purposes.

Service-based Class C Units generally vest, except as otherwise approved by P3’s Board, over a period of four to five years, with ratable vesting each year following twelve months of continued employment or service with the balance vesting in equal annual installments over the remaining and required service period, provided the grantee continues to be employed by, or provide service to, P3 and be employed on the applicable vesting anniversary date.

Performance-based Class C Units vest upon the Company’s attainment of certain Board-established milestones (thresholds). Board-established milestones are grant specific and set on the date of each Class C Unit grant.

P3’s Board may accelerate the vesting of any Class C incentive units granted under the Plan at such times and upon such terms and conditions as may be deemed advisable, for which any determination can be made on a grant-specific basis. As of December 31, 2018, 2019, and 2020, the number of Class C Units issued were 2,475,000 (of which, 425,000 were vested), 4,070,833 (of which, 1,058,333 were vested) and 5,420,833 (of which 1,302,083 were vested), respectively, and only the vested units are presented in the Consolidated Statements of Changes in Members’ Deficit (See also Note 13 “Share Based Compensation”).

Class D Units Subject to Possible Redemption

On November 14, 2019, P3 received $50.0 million in funding from Hudson Vegas Investment, SPV, LLC, an investment vehicle of The Straus Group (“Straus”) per the unit purchase agreement executed between the parties. P3 issued Straus 16,130,034 of Class D Units. Class D Units have voting rights and, accrue a preferred return in the amount of 8.0%, per annum. This funding was and is intended to support ongoing operations for the Company. Of the $50.0 million received from Straus, the Company utilized $16,752,354 to settle outstanding bridge loans, plus accrued interest and $2,958,446 to settle transaction closing costs related to Class D Units. These transaction closing costs were netted against the $50.0 million in proceeds raised.

There are 16,130,034 Class D Units authorized and outstanding as of December 31, 2019 and 2020.

Class D units contain a provision whereby at any time after November 4, 2024, the holders of Class D Units could exercise a right that would require the Company to redeem their outstanding units for cash, if certain conditions related to a sale of the Company are not met. Upon exercise of this right, the Company would be required to redeem all the then outstanding Class D units at a price equal to the amount of proceeds that otherwise would have been received in a sale transaction. In accordance ASC 480-10-S99, Distinguishing Liabilities from Equity (“ASC 480”), redemption provisions not solely within the control of the Company require the associated equity instruments to be classified outside of permanent equity. As such, the Class D units have been presented outside of permanent equity. The Company has concluded it is not probable that the conditional redemption feature will be exercised, as significant uncertainties exist that indicate the redemption will not occur, which include the merger transaction discussed in Note 22; therefore, Class D shares are recorded at initial fair value, plus accrued preferred returns.

Distributions to the Company’s unitholders are made according to the following priority:

●	First, to Class D Unitholders in proportion to their unreturned contribution amounts and until each Class D Member’s unreturned contribution amount is reduced to zero.
●	Second, to Class A Unitholders in proportion to their unreturned contribution amount and until each Class A Member’s unreturned contribution amount is reduced to zero.
●	Third, to Class A and Class D Unitholders in proportion to their respective unpaid preferred return balances have been reduced to zero; and
●	Thereafter, any remaining amounts to holders of all vested units, in proportion to their number of vested units.